Note 11 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of loss recognized	Six Months Ended June 30, 2019	Six Months Ended June 30, 2020
Interest rate swap contract– Unrealized gain / (loss)	Loss on derivatives, net	41,435	(468,146)
Interest rate swap contract– Realized loss	Loss on derivatives, net	(44,320)	-
Total loss on derivative		(2,885)	(468,146)

Fair Value Measurements, Nonrecurring [Table Text Block]
	June 30, 2020
	Fair Value	Level 1	Level 2	Level 3	Loss 2020
Vessel held for sale	$3,873,406	-	$3,873,406	-	$121,165